Net Loss Per Ordinary Share	12 Months Ended
Dec. 31, 2024
Net Loss Per Ordinary Share [Abstract]
NET LOSS PER ORDINARY SHARE

NOTE 16 - NET LOSS PER ORDINARY SHARE:

The following table sets forth the computation of basic and diluted net loss per ordinary share for the periods indicated.

	Year Ended December 31
	2024	2023	2022
	U.S. dollars in thousands
Basic net loss per Ordinary Share
Numerator:
Net loss	(36,583)	(19,661)	(27,667)

Denominator:
Weighted average common shares and vested RSUs – basic and diluted	105,477,191	101,985,939	97,820,782
Basic and dilutive net loss per common share	(0.35)	(0.19)	(0.28)

The following weighted-average Ordinary Shares of securities were not included in the computation of diluted net income (loss) per common share as their effect would have been antidilutive:

	2024	2023	2022
Options	10,948,057	12,233,173	14,913,114
Restricted Stock Units	7,134,703	5,844,514	3,270,669
Private Warrants	3,330,000	3,330,000	3,330,000
Public Warrants	5,750,000	5,750,000	5,750,000
Forfeiture Shares	682,813	1,006,250	1,006,250